Fair Value Of Retirement Plan (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset Impairment Charges	$ 2	$ 15	$ 173	$ 173	$ 190	$ 0	$ 19
Debt Instrument, Fair Value Disclosure	613				613	427
United States Pension Plan of US Entity [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	676				676	960	966
United States Pension Plan of US Entity [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	167				167	244
United States Pension Plan of US Entity [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	389				389	391
United States Pension Plan of US Entity [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	120				120	325
United States Pension Plan of US Entity [Member] | Registered Investment Companies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	167				167	234
United States Pension Plan of US Entity [Member] | Registered Investment Companies [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	167				167	234
United States Pension Plan of US Entity [Member] | Common Trust Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	294				294	273
United States Pension Plan of US Entity [Member] | Common Trust Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	294				294	273
United States Pension Plan of US Entity [Member] | LDI [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	89				89	118
United States Pension Plan of US Entity [Member] | LDI [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	89				89	118
United States Pension Plan of US Entity [Member] | GTAA [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets						70
United States Pension Plan of US Entity [Member] | GTAA [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets						70
Unobservable inputs, Beginning Balance				70	70	140	142
Relating to assets still held at the reporting date					0	(16)	11
Purchases, sales and settlements					(70)	(54)	(13)
Defined Benefit Plan, Transfers Between Measurement Levels					0		0
Unobservable inputs, Ending Balance	0				0	70	140
United States Pension Plan of US Entity [Member] | Short-term Investments [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	6				6
United States Pension Plan of US Entity [Member] | Short-term Investments [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	6				6
United States Pension Plan of US Entity [Member] | HFF [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	120				120	247
United States Pension Plan of US Entity [Member] | HFF [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	120				120	247
Unobservable inputs, Beginning Balance				247	247	139	128
Relating to assets still held at the reporting date					4	15	8
Purchases, sales and settlements					(62)	93	3
Defined Benefit Plan, Transfers Between Measurement Levels					69		0
Unobservable inputs, Ending Balance	120				120	247	139
United States Pension Plan of US Entity [Member] | Cash and Cash Equivalents [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets						10
United States Pension Plan of US Entity [Member] | Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets						10
United States Pension Plan of US Entity [Member] | Insurance Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets						8
United States Pension Plan of US Entity [Member] | Insurance Contracts [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets						8
Unobservable inputs, Beginning Balance				8	8	8	10
Relating to assets still held at the reporting date					0
Purchases, sales and settlements					(8)	0	0
Defined Benefit Plan, Transfers Between Measurement Levels					0		(2)
Unobservable inputs, Ending Balance	0				0	8	8
Foreign Pension Plan [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	456				456	434	404
Foreign Pension Plan [Member] | HFF [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unobservable inputs, Beginning Balance				10	10	14	4
Relating to assets still held at the reporting date					1	1	4
Purchases, sales and settlements						(5)	6
Unobservable inputs, Ending Balance	11				11	10	14
Foreign Pension Plan [Member] | Insurance Contracts [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unobservable inputs, Beginning Balance				$ 185	185	190	179
Relating to assets still held at the reporting date					(14)	11	16
Purchases, sales and settlements					(2)	(16)	(5)
Unobservable inputs, Ending Balance	169				169	185	$ 190
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1,027				1,027	1,312
Foreign currency instruments	3				3
Foreign currency instruments	15				15	2
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	304				304	365
Foreign currency instruments	0				0
Foreign currency instruments	0				0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	423				423	427
Foreign currency instruments	3				3
Foreign currency instruments	15				15	2
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	300				300	520
Foreign currency instruments	0				0
Foreign currency instruments	0				0
Continuing Operations [Member] | United States Pension Plan of US Entity [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	676				676	960
Continuing Operations [Member] | Foreign Pension Plan [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	351				351	352
Continuing Operations [Member] | Foreign Pension Plan [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	137				137	121
Continuing Operations [Member] | Foreign Pension Plan [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	34				34	36
Continuing Operations [Member] | Foreign Pension Plan [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	180				180	195
Continuing Operations [Member] | Foreign Pension Plan [Member] | Registered Investment Companies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	83				83	74
Continuing Operations [Member] | Foreign Pension Plan [Member] | Registered Investment Companies [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	83				83	74
Continuing Operations [Member] | Foreign Pension Plan [Member] | Common Trust Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	14				14	10
Continuing Operations [Member] | Foreign Pension Plan [Member] | Common Trust Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	9				9	5
Continuing Operations [Member] | Foreign Pension Plan [Member] | Common Trust Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	5				5	5
Continuing Operations [Member] | Foreign Pension Plan [Member] | Common And Preferred Stock [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	3				3	4
Continuing Operations [Member] | Foreign Pension Plan [Member] | Common And Preferred Stock [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	3				3	4
Continuing Operations [Member] | Foreign Pension Plan [Member] | HFF [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	11				11	10
Continuing Operations [Member] | Foreign Pension Plan [Member] | HFF [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	11				11	10
Continuing Operations [Member] | Foreign Pension Plan [Member] | Cash and Cash Equivalents [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	9				9	7
Continuing Operations [Member] | Foreign Pension Plan [Member] | Cash and Cash Equivalents [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	9				9	7
Continuing Operations [Member] | Foreign Pension Plan [Member] | Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	10				10	8
Continuing Operations [Member] | Foreign Pension Plan [Member] | Corporate Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	7				7	8
Continuing Operations [Member] | Foreign Pension Plan [Member] | Corporate Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	3				3
Continuing Operations [Member] | Foreign Pension Plan [Member] | Insurance Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	169				169	185
Continuing Operations [Member] | Foreign Pension Plan [Member] | Insurance Contracts [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	169				169	185
Continuing Operations [Member] | Foreign Pension Plan [Member] | Treasury And Government Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	47				47	53
Continuing Operations [Member] | Foreign Pension Plan [Member] | Treasury And Government Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	26				26	22
Continuing Operations [Member] | Foreign Pension Plan [Member] | Treasury And Government Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	21				21	31
Continuing Operations [Member] | Foreign Pension Plan [Member] | Other [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	5				5	1
Continuing Operations [Member] | Foreign Pension Plan [Member] | Other [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets						$ 1
Continuing Operations [Member] | Foreign Pension Plan [Member] | Other [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 5				$ 5